JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
Boeing Co. (The)	625	121,369
Howmet Aerospace, Inc.	512	12,585
Raytheon Technologies Corp.	1,811	120,848

		254,802

Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	215	19,247
FedEx Corp.	6	1,412
United Parcel Service, Inc., Class B	190	29,450

		50,109

Auto Components — 0.3%
Aptiv plc	342	45,691
BorgWarner, Inc.	311	13,059

		58,750

Automobiles — 2.0%
Ford Motor Co.*	4,946	52,081
General Motors Co.	1,211	61,374
Harley-Davidson, Inc.	195	7,818
Tesla, Inc.*	416	330,108

		451,381

Banks — 2.4%
Bank of America Corp.	7,292	216,208
Citigroup, Inc.	2,480	143,815
Comerica, Inc.	181	10,353
Fifth Third Bancorp	924	26,731
PNC Financial Services Group, Inc. (The)	543	77,932
Regions Financial Corp.	1,227	20,871
SVB Financial Group*	64	28,018
Wells Fargo & Co.	861	25,727

		549,655

Beverages — 1.3%
Brown-Forman Corp., Class B	288	20,641
Coca-Cola Co. (The)	1,635	78,725
PepsiCo, Inc.	1,340	183,004

		282,370

Biotechnology — 2.0%
AbbVie, Inc.	1,542	158,024
Amgen, Inc.	307	74,119
Biogen, Inc.*	196	55,392
Gilead Sciences, Inc.	1,607	105,419
Regeneron Pharmaceuticals, Inc.*	110	55,422

		448,376

Building Products — 0.5%
Johnson Controls International plc	929	46,283
Lennox International, Inc.	43	11,846
Trane Technologies plc	308	44,152

		102,281

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	1,032	41,105
BlackRock, Inc.	155	108,695
Charles Schwab Corp. (The)	1,502	77,413
CME Group, Inc.	375	68,152
FactSet Research Systems, Inc.	48	14,512
Goldman Sachs Group, Inc. (The)	424	114,976
Intercontinental Exchange, Inc.	353	38,954
Invesco Ltd.	489	10,069
Lazard Ltd., Class A	53	2,184
Moody’s Corp.	207	55,116
Morgan Stanley	1,063	71,274
Morningstar, Inc.	6	1,379
MSCI, Inc.	102	40,321
Nasdaq, Inc.	146	19,749
Northern Trust Corp.	250	22,297
S&P Global, Inc.	308	97,636
State Street Corp.	453	31,710
T. Rowe Price Group, Inc.	288	45,066

		860,608

Chemicals — 1.8%
Albemarle Corp.	137	22,284
Ashland Global Holdings, Inc.	72	5,759
Axalta Coating Systems Ltd.*	269	7,260
Celanese Corp.	151	18,445
Ecolab, Inc.	319	65,239
FMC Corp.	168	18,193
International Flavors & Fragrances, Inc.	138	15,508
Linde plc (United Kingdom)	516	126,626
PPG Industries, Inc.	301	40,548
Scotts Miracle-Gro Co. (The)	53	11,735
Sherwin-Williams Co. (The)	105	72,639
Valvoline, Inc.	241	5,721
WR Grace & Co.	73	4,236

		414,193

Commercial Services & Supplies — 0.4%
MSA Safety, Inc.	46	7,182
Republic Services, Inc.	272	24,621
Waste Management, Inc.	540	60,113

		91,916

Communications Equipment — 1.1%
Ciena Corp.*	182	9,717
Cisco Systems, Inc.	3,994	178,053
CommScope Holding Co., Inc.*	219	3,217
Juniper Networks, Inc.	373	9,109
Motorola Solutions, Inc.	219	36,693

		236,789

Construction & Engineering — 0.1%
AECOM*	197	9,870
Jacobs Engineering Group, Inc.	163	16,456

		26,326

Construction Materials — 0.1%
Vulcan Materials Co.	169	25,205

Consumer Finance — 0.7%
American Express Co.	837	97,310
Capital One Financial Corp.	577	60,158

		157,468

Containers & Packaging — 0.2%
AptarGroup, Inc.	83	11,037
Ball Corp.	412	36,264

		47,301

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	688	156,774
Voya Financial, Inc.	163	9,040

		165,814

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	6,143	175,874
Lumen Technologies, Inc.	1,227	15,190
Verizon Communications, Inc.	3,689	201,973

		393,037

Electric Utilities — 1.4%
Avangrid, Inc.	73	3,378
Edison International	463	26,928
Eversource Energy	443	38,762
Exelon Corp.	1,242	51,618
NextEra Energy, Inc.	2,171	175,569
PG&E Corp.*	1,682	19,225

		315,480

Electrical Equipment — 0.7%
Eaton Corp. plc	511	60,145
Emerson Electric Co.	761	60,385
Rockwell Automation, Inc.	150	37,279

		157,809

Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.*	241	34,123

Energy Equipment & Services — 0.4%
Baker Hughes Co.	853	17,137
Halliburton Co.	1,137	20,045
NOV, Inc.	504	6,240
Schlumberger NV	1,792	39,800

		83,222

Entertainment — 1.6%
Netflix, Inc.*	185	98,492
Walt Disney Co. (The)*	1,597	268,568

		367,060

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	171	28,576
American Tower Corp.	565	128,458
AvalonBay Communities, Inc.	182	29,788
Boston Properties, Inc.	202	18,437
Brixmor Property Group, Inc.	385	6,518
Brookfield Property REIT, Inc., Class A	50	867
Douglas Emmett, Inc.	212	5,875
Equinix, Inc.	107	79,176
Equity LifeStyle Properties, Inc.	54	3,285
Equity Residential	477	29,402
Essex Property Trust, Inc.	83	19,888
Extra Space Storage, Inc.	161	18,320
Healthpeak Properties, Inc.	697	20,666
Iron Mountain, Inc.	371	12,492
JBG SMITH Properties	159	4,748
Kilroy Realty Corp.	150	8,494
Kimco Realty Corp.	537	8,866
Prologis, Inc.	942	97,214
Public Storage	195	44,386
Regency Centers Corp.	218	10,285
Simon Property Group, Inc.	413	38,380
SL Green Realty Corp.	93	6,276
UDR, Inc.	380	14,611
Ventas, Inc.	485	22,344
Vornado Realty Trust	227	9,026
Welltower, Inc.	264	15,998

		682,376

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	328	115,597
Walgreens Boots Alliance, Inc.	170	8,542
Walmart, Inc.	1,340	188,257

		312,396

Food Products — 0.5%
General Mills, Inc.	772	44,853
Hershey Co. (The)	153	22,253
McCormick & Co., Inc. (Non-Voting)	317	28,384
Mondelez International, Inc., Class A	298	16,521

		112,011

Gas Utilities — 0.1%
National Fuel Gas Co.	111	4,469
UGI Corp.	270	9,717

		14,186

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,534	189,587
Baxter International, Inc.	579	44,485
Becton Dickinson and Co.	307	80,369
Boston Scientific Corp.*	1,752	62,091
Danaher Corp.	600	142,704
Edwards Lifesciences Corp.*	789	65,156
Intuitive Surgical, Inc.*	16	11,962
Medtronic plc	1,351	150,407
Stryker Corp.	32	7,072
Varian Medical Systems, Inc.*	116	20,366

		774,199

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	186	19,381
Anthem, Inc.	299	88,797
Cigna Corp.	451	97,890
CVS Health Corp.	1,673	119,871
Humana, Inc.	157	60,148
UnitedHealth Group, Inc.	799	266,530

		652,617

Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc.*	36	53,280
McDonald’s Corp.	798	165,856
Starbucks Corp.	1,417	137,180
Yum! Brands, Inc.	389	39,480

		395,796

Household Durables — 0.2%
Newell Brands, Inc.	497	11,938
Toll Brothers, Inc.	151	7,716
Whirlpool Corp.	79	14,622

		34,276

Household Products — 1.6%
Clorox Co. (The)	53	11,101
Colgate-Palmolive Co.	1,078	84,084
Procter & Gamble Co. (The)	2,027	259,882

		355,067

Industrial Conglomerates — 1.8%
3M Co.	601	105,572
General Electric Co.	11,125	118,815
Honeywell International, Inc.	769	150,239
Roper Technologies, Inc.	101	39,684

		414,310

Insurance — 2.5%
Aflac, Inc.	889	40,165
Allstate Corp. (The)	388	41,586

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
American International Group, Inc.	1,113	41,671
Aon plc, Class A	290	58,899
Arthur J Gallagher & Co.	242	27,929
Assurant, Inc.	78	10,567
Brown & Brown, Inc.	300	12,927
Chubb Ltd.	575	83,760
Cincinnati Financial Corp.	195	16,398
Fidelity National Financial, Inc.	127	4,610
First American Financial Corp.	141	7,373
Hartford Financial Services Group, Inc. (The)	465	22,329
Lincoln National Corp.	250	11,372
MetLife, Inc.	994	47,861
Principal Financial Group, Inc.	346	17,047
Prudential Financial, Inc.	510	39,923
Travelers Cos., Inc. (The)	326	44,434
Unum Group	259	6,017
White Mountains Insurance Group Ltd.	4	4,080
WR Berkley Corp.	181	11,247

		550,195

Interactive Media & Services — 4.9%
Alphabet, Inc., Class A*	402	734,599
Facebook, Inc., Class A*	1,417	366,053

		1,100,652

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.*	293	939,417
Booking Holdings, Inc.*	52	101,105
eBay, Inc.	839	47,412
Etsy, Inc.*	153	30,461
Qurate Retail, Inc., Series A	494	6,224

		1,124,619

IT Services — 5.4%
Accenture plc, Class A	569	137,652
Alliance Data Systems Corp.	61	4,127
Automatic Data Processing, Inc.	19	3,137
Booz Allen Hamilton Holding Corp.	175	14,905
Cognizant Technology Solutions Corp., Class A	548	42,717
Fidelity National Information Services, Inc.	790	97,533
Globant SA (Argentina)*	49	9,408
International Business Machines Corp.	924	110,058
Leidos Holdings, Inc.	174	18,454
Mastercard, Inc., Class A	764	241,646
PayPal Holdings, Inc.*	1,064	249,306
Square, Inc., Class A*	27	5,831
Visa, Inc., Class A	1,398	270,163

		1,204,937

Leisure Products — 0.1%
Brunswick Corp.	100	8,646
Hasbro, Inc.	165	15,480

		24,126

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	355	42,660
Bio-Rad Laboratories, Inc., Class A*	23	13,197
Charles River Laboratories International, Inc.*	55	14,248
Mettler-Toledo International, Inc.*	30	35,043
PerkinElmer, Inc.	141	20,737
PRA Health Sciences, Inc.*	81	9,982
Thermo Fisher Scientific, Inc.	396	201,841

		337,708

Machinery — 1.9%
Caterpillar, Inc.	693	126,708
Cummins, Inc.	190	44,540
Deere & Co.	167	48,230
Flowserve Corp.	162	5,761
Fortive Corp.	386	25,507
Gates Industrial Corp. plc*	57	805
Illinois Tool Works, Inc.	403	78,267
ITT, Inc.	110	8,218
Lincoln Electric Holdings, Inc.	73	8,358
Middleby Corp. (The)*	72	9,772
Oshkosh Corp.	84	7,693
Stanley Black & Decker, Inc.	197	34,177
Toro Co. (The)	119	11,216
Xylem, Inc.	232	22,409

		431,661

Marine — 0.0%(a)
Kirby Corp.*	76	3,858

Media — 0.7%
Charter Communications, Inc., Class A*	25	15,189
Comcast Corp., Class A	2,268	112,425
News Corp., Class A	556	10,786
Omnicom Group, Inc.	276	17,217

		155,617

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.*	1,853	49,864
Newmont Corp.	1,027	61,209

		111,073

Multiline Retail — 0.5%
Target Corp.	641	116,130

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	643	13,561
Consolidated Edison, Inc.	433	30,648
Dominion Energy, Inc.	804	58,604
Public Service Enterprise Group, Inc.	652	36,792
Sempra Energy	369	45,667

		185,272

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.	490	6,997
Chevron Corp.	1,973	168,100
Devon Energy Corp.	751	12,361
Diamondback Energy, Inc.	201	11,395
EOG Resources, Inc.	751	38,271
EQT Corp.	381	6,214
Exxon Mobil Corp.	1,652	74,076
Murphy Oil Corp.	189	2,338
Occidental Petroleum Corp.	1,090	21,865
ONEOK, Inc.	343	13,662
Pioneer Natural Resources Co.	258	31,192

		386,471

Personal Products — 0.3%
Coty, Inc., Class A	373	2,376
Estee Lauder Cos., Inc. (The), Class A	283	66,972

		69,348

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	2,179	133,856
Eli Lilly and Co.	955	198,611
Johnson & Johnson	2,108	343,878
Merck & Co., Inc.	2,313	178,263
Perrigo Co. plc	152	6,490
Pfizer, Inc.	3,126	112,224
Zoetis, Inc.	23	3,548

		976,870

Professional Services — 0.4%
IHS Markit Ltd.	512	44,585
ManpowerGroup, Inc.	75	6,633
Nielsen Holdings plc	462	10,316
Verisk Analytics, Inc.	201	36,884

		98,418

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A*	429	26,160
Howard Hughes Corp. (The)*	51	4,395
Jones Lang LaSalle, Inc.*	66	9,650

		40,205

Road & Rail — 0.3%
CSX Corp.	89	7,632
Lyft, Inc., Class A*	315	14,005
Uber Technologies, Inc.*	47	2,394
Union Pacific Corp.	217	42,851

		66,882

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.*	1,487	127,347
Analog Devices, Inc.	418	61,584
Applied Materials, Inc.	1,161	112,245
Broadcom, Inc.	147	66,224
Enphase Energy, Inc.*	113	20,606
Entegris, Inc.	160	15,742
First Solar, Inc.*	119	11,799
Intel Corp.	2,771	153,818
Lam Research Corp.	184	89,047
Microchip Technology, Inc.	25	3,403
Micron Technology, Inc.*	101	7,905
NVIDIA Corp.	505	262,393
QUALCOMM, Inc.	1,147	179,253
SolarEdge Technologies, Inc.*	62	17,876
Teradyne, Inc.	188	21,334
Texas Instruments, Inc.	994	164,696
Xilinx, Inc.	312	40,738

		1,356,010

Software — 9.2%
Adobe, Inc.*	445	204,153
Autodesk, Inc.*	281	77,958
Cadence Design Systems, Inc.*	144	18,776
Intuit, Inc.	322	116,316
Microsoft Corp.	5,111	1,185,548
Oracle Corp.	2,310	139,593
PTC, Inc.*	133	17,677
salesforce.com, Inc.*	763	172,102
ServiceNow, Inc.*	42	22,813
Synopsys, Inc.*	179	45,726
Teradata Corp.*	141	3,793
VMware, Inc., Class A*	90	12,406
Workday, Inc., Class A*	225	51,194

		2,068,055

Specialty Retail — 2.5%
Best Buy Co., Inc.	296	32,211
Gap, Inc. (The)*	237	4,799
Home Depot, Inc. (The)	946	256,196
Lowe’s Cos., Inc.	931	155,337
TJX Cos., Inc. (The)	1,533	98,173
Williams-Sonoma, Inc.	98	12,634

		559,350

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	10,884	1,436,253
Dell Technologies, Inc., Class C*	289	21,065
Hewlett Packard Enterprise Co.	1,675	20,669
HP, Inc.	1,718	41,816
Xerox Holdings Corp.	235	4,942

		1,524,745

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	158	6,582
Columbia Sportswear Co.	37	3,236
Hanesbrands, Inc.	450	6,880
NIKE, Inc., Class B	1,266	169,125
PVH Corp.	91	7,759
Ralph Lauren Corp.	52	5,255
Tapestry, Inc.	359	11,351
Under Armour, Inc., Class A*	126	2,205
VF Corp.	416	31,978

		244,371

Tobacco — 1.1%
Altria Group, Inc.	2,380	97,770
Philip Morris International, Inc.	1,806	143,848

		241,618

Trading Companies & Distributors — 0.2%
United Rentals, Inc.*	92	22,357
Univar Solutions, Inc.*	216	4,016
WW Grainger, Inc.	57	20,770

		47,143

Water Utilities — 0.2%
American Water Works Co., Inc.	233	37,052
Essential Utilities, Inc.	318	14,723

		51,775

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	133	16,769

TOTAL COMMON STOCKS (Cost $22,176,161)		22,415,187

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $11,387)	11,387	11,387

Total Investments — 99.9% (Cost $22,187,548)		22,426,574
Other Assets Less Liabilities — 0.1%		25,787

Net Assets — 100.0%		22,452,361

Percentages indicated are based on net assets.

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	2	03/2021	USD	37,130	(249)

Abbreviations

USD	United States Dollar

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$22,426,574	$—	$—	$22,426,574

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(249)	$—	$—	$(249)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended January 31, 2021
Security Description	Value at December 9, 2020(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	$—	$79,657	$68,270	$—	$—	$11,387	11,387	$1	$—

(a)	Commencement of operations was December 9, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.